AMERICAN CENTURY MUTUAL FUNDS
                       AMERICAN CENTURY WORLD MUTUAL FUNDS

                              PROSPECTUS SUPPLEMENT

 Twentieth Century Growth o Twentieth Century Select o Twentieth Century Ultra
 o Twentieth Century Vista o Twentieth Century Heritage o Twentieth Century New Opportunities o American Century Balanced o Benham Cash Reserve o Twentieth
       Century Giftrust o Benham Bond o Benham Limited-Term Bond o Benham Intermediate-Term Bond o Twentieth Century International Growth o Twentieth
                         Century International Discovery

                         SUPPLEMENT DATED MAY 16, 1997
       Prospectus dated March 1, 1997, for American Century Mutual Funds Prospectus dated April 1, 1997, for American Century World Mutual Funds

ANNUAL MEETING OF SHAREHOLDERS

The Board of Trustees has requested that the following matters be submitted to shareholders of the funds for approval at the Annual Meeting of Shareholders to be held on July 30, 1997:

1.   To elect a Board of Directors of nine members;

2. To vote on the approval of a Management Agreement with American Century Investment Management, Inc.;

3.   To ratify the selection of Deloitte & Touche LLP as independent auditors;

4.   To approve the adoption of standardized fundamental investment limitations;

5. To approve the amendment of a fundamental investment policy of the Twentieth Century Heritage Fund; and

6. To transact such other business which may come before the meeting, although we are not aware of any other items to be considered.

The record date for the meeting is May 16, 1997. If you own shares of the funds as of the close of business on that date, you will be entitled to vote at the meeting. Proxy materials containing more information about these proposals are expected to be first sent to shareholders on June 2, 1997. If approved by shareholders, the Management Agreement in Proposal 2 and the amendments to the funds` fundamental investment limitations would become effective on August 1, 1997.

FURTHER INFORMATION ABOUT PROPOSAL 2

The proposed Management Agreement is only slightly different from the current Management Agreement. First, the proposed Management Agreement will reduce the fee for the Benham Cash Reserve Fund and change the fee schedule for the Twentieth Century International Growth and Twentieth Century International Discovery Funds to reflect voluntary fee waivers by ACIM which have been in effect since August 1, 1996. The proposed Management Agreement does not change fees payable by the remaining funds. The proposed Management Agreement also formalizes an agreement between the funds and ACIM with respect to the fund names.

FURTHER INFORMATION ABOUT PROPOSAL 4

Currently the funds have fundamental investment restrictions which vary between funds and those of other funds in the American Century family. The funds also have investment restrictions which reflect legal and other requirements which are no longer applicable to the funds. In the interests of efficiency in fund management and compliance, the fund management has analyzed the fundamental investment limitations and policies of the funds in an effort to formulate a standard set of policies for all funds which reflect current industry practice and will allow the funds to respond to changes in regulatory and industry practice without the expense and delay of a shareholder vote. It should be noted that the adoption of the proposed changes is not expected to substantially affect the way the funds are managed.

FURTHER INFORMATION ABOUT PROPOSAL 5

Shareholders are considering a proposal to increase, from 20% to 40%, the percentage of fund assets that can be invested in nondividend-paying companies. Management and the Directors believe that this proposal will allow the fund to own a broader variety of investments while retaining its primary concentration on firms paying cash dividends.


                         P.O. Box 419200               [american century logo]
                         Kansas City, Missouri                American
                         64141-6200                          Century(sm)
                         1-800-345-2021 or 816-531-5575

SH-SPL-8784 9705

                       AMERICAN CENTURY CAPITAL PORTFOLIOS
                        AMERICAN CENTURY PREMIUM RESERVES

                              PROSPECTUS SUPPLEMENT

                         American Century Equity Income
                             American Century Value
                               Benham Premium Bond
                        Benham Premium Government Reserve
                         Benham Premium Capital Reserve

                          SUPPLEMENT DATED MAY 16, 1997

         Prospectuses dated September 3, 1996 (revised January 1, 1997)

ANNUAL MEETING OF SHAREHOLDERS

The Board of Trustees has requested that the following matters be submitted to shareholders of the Funds for approval at the Annual Meeting of Shareholders to be held on July 30, 1997:

1.   To elect a Board of Directors of nine members;

2. To vote on the approval of a Management Agreement with American Century Investment Management, Inc.;

3.   To ratify the selection of Deloitte & Touche LLP as independent auditors;

4.   To approve the adoption of standardized fundamental investment limitations;
     and

6. To transact such other business which may come before the meeting, although we are not aware of any other items to be considered.

Proposal 5 does not apply to the funds offered by these Prospectuses. The record date for the meeting is May 16, 1997. If you own shares of the funds as of the close of business on that date, you will be entitled to vote at the meeting. Proxy materials containing more information about these proposals are expected to be first sent to shareholders on June 2, 1997. If approved by shareholders, the Management Agreement in Proposal 2 and the amendments to the funds' fundamental investment limitations would become effective on August 1, 1997.

FURTHER INFORMATION ABOUT PROPOSAL 2

While the Proposed Management Agreement is slightly different from the current Management Agreement, it does not change fees payable by the funds offered by this Prospectus. The only substantive change with respect to the funds offered by this Prospectus is that the Management Agreement formalizes an agreement between the funds and ACIM with respect to the fund names.

FURTHER INFORMATION ABOUT PROPOSAL 4

Currently the funds have fundamental investment restrictions which vary between funds and those of other funds in the American Century family. The funds also have investment restrictions which reflect legal and other requirements which are no longer applicable to the funds. In the interests of efficiency in fund management and compliance, the fund management has analyzed the fundamental investment limitations and policies of the funds in an effort to formulate a standard set of policies for all funds which reflect current industry practice and will allow the funds to respond to changes in regulatory and industry practice without the expense and delay of a shareholder vote. It should be noted that the adoption of the proposed changes is not expected to substantially affect the way the funds are managed.





                    P.O. Box 419200                    [american century logo]
                    Kansas City, Missouri                      American
                    64141-6200                                Century(sm)
                    1-800-345-2021 or 816-531-5575

SH-SPL-8785 9705

                  AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS

                              PROSPECTUS SUPPLEMENT

               American Century Strategic Allocation: Conservative
                 American Century Strategic Allocation: Moderate
                American Century Strategic Allocation: Aggressive

                          SUPPLEMENT DATED MAY 16, 1997
                         Prospectus dated April 1, 1997

ANNUAL MEETING OF SHAREHOLDERS

The Board of Trustees has requested that the following matters be submitted to shareholders of the funds for approval at the Annual Meeting of Shareholders to be held on July 30, 1997:

1.   To elect a Board of Directors of nine members;

2. To vote on the approval of a Management Agreement with American Century Investment Management, Inc.;

3.   To ratify the selection of Deloitte & Touche LLP as independent auditors;

4.   To approve the adoption of standardized fundamental investment limitations;
     and

6. To transact such other business which may come before the meeting, although we are not aware of any other items to be considered.

Proposal 5 does not apply to the funds offered by this Prospectus. The record date for the meeting is May 16, 1997. If you own shares of the funds as of the close of business on that date, you will be entitled to vote at the meeting. Proxy materials containing more information about these proposals are expected to be first sent to shareholders on June 2, 1997. If approved by shareholders, the Management Agreement in Proposal 2 and the amendments to the funds' fundamental investment limitations would become effective on August 1, 1997.

FURTHER INFORMATION ABOUT PROPOSAL 2

While the proposed Management Agreement is slightly different from the current Management Agreement, it does not change fees payable by the funds offered by this Prospectus. The only substantive change with respect to the funds offered by this Prospectus is that the Management Agreement formalizes an agreement between the funds and ACIM with respect to the fund names.

FURTHER INFORMATION ABOUT PROPOSAL 4

Currently the funds have fundamental investment restrictions which vary between funds and those of other funds in the American Century family. The funds also have investment restrictions which reflect legal and other requirements which are no longer applicable to the funds. In the interests of efficiency in fund management and compliance, the fund management has analyzed the fundamental investment limitations and policies of the funds in an effort to formulate a standard set of policies for all funds which reflect current industry practice and will allow the funds to respond to changes in regulatory and industry practice without the expense and delay of a shareholder vote. It should be noted that the adoption of the proposed changes is not expected to substantially affect the way the funds are managed.

                         P.O. Box 419200               [american century logo]
                         Kansas City, Missouri                American
                         64141-6200                          Century(sm)
                         1-800-345-2021 or 816-531-5575

SH-SPL-8786 9705

                          AMERICAN CENTURY MUTUAL FUNDS

                              PROSPECTUS SUPPLEMENT

                              Short-Term Government
                          Intermediate-Term Government

                          SUPPLEMENT DATED May 16, 1997
                       Prospectus dated September 3, 1996
                             Revised January 1, 1997

The Board of Directors of the funds offered by this Prospectus has unanimously agreed to enter into an Agreement and Plan of Reorganization with the American Century Government Income Trust. The Agreement provides for the consolidation of these funds with other American Century funds that have similar investment objectives and policies. The Short-Term Government Fund would transfer its assets to the Adjustable Rate Government Securities Fund and the
Intermediate-Term Government Fund would transfer its assets to the Intermediate-Term Treasury Fund. Although the Adjustable Rate Government Securities Fund (the ARM Fund) sounds like it may be somewhat different than the Short-Term Government Fund, the ARM Fund must change its name and investment policies to match those of the Short-Term Government Fund as a condition to that reorganization. The proposed consolidation of funds will not decrease the dollar value of any shareholder's account. The fund combinations are contingent upon shareholder approval.

The Board of Directors has requested that the Agreement be submitted to shareholders for approval at a Special Meeting of Shareholders to be held on July 30, 1997. The record date for the meeting is May 16, 1997. If you own shares of the Short-Term Government Fund or the Intermediate-Term Government Fund as of the close of business on that date, you will be entitled to vote on the reorganization at that meeting. Proxy materials containing more information about the proposed reorganizations are expected to be first sent to shareholders on June 2, 1997. If the reorganization is approved, it is expected to occur on September 2, 1997. A decision regarding an investment in these funds should be made in light of these proposed reorganizations.

                            [american century logo]
                                    American
                                  Century(sm)
               P.O. Box 419200 o Kansas City, Missouri 64141-6200
                          Person-to-person assistance:
                    1-800-345-2021 ext. 4001 or 816-531-5575
                             www.americancentury.com
                   American Century Investment Services, Inc.
                 (C) 1997 American Century Services Corporation

SH-SPL-8437     9705

                         AMERICAN CENTURY MANAGER FUNDS

                              PROSPECTUS SUPPLEMENT

                                 Capital Manager

                          SUPPLEMENT DATED May 16, 1997
                         Prospectus dated April 1, 1997

The Board of Trustees of Capital Manager has unanimously agreed to enter into an Agreement and Plan of Reorganization with the American Century Strategic Asset Allocations, Inc. The Agreement provides for the consolidation of this fund with another American Century fund, the Strategic Allocation: Conservative Fund, a fund which has similar investment objectives and policies. The proposed consolidation will not decrease the dollar value of any shareholder's account. The fund combination is contingent upon shareholder approval.

The Board of Trustees has requested that the Agreement be submitted to shareholders for approval at a Special Meeting of Shareholders to be held on July 30, 1997. The record date for the meeting is May 16, 1997. If you own shares of Capital Manager as of the close of business on that date, you will be entitled to vote on the reorganization at that meeting. Proxy materials containing more information about the proposed reorganization are expected to be first sent to shareholders on June 2, 1997. If the reorganization is approved, it is expected to occur on September 2, 1997. A decision regarding an investment in the fund should be made in light of this proposed reorganization.

                            [american century logo]
                                    American
                                  Century(sm)
               P.O. Box 419200 o Kansas City, Missouri 64141-6200
                          Person-to-person assistance:
                          1-800-345-2021or 816-531-5575
                             www.americancentury.com
                   American Century Investment Services, Inc.
                 (C) 1997 American Century Services Corporation

SH-SPL-8438     9705

                   AMERICAN CENTURY INTERNATIONAL BOND FUNDS

                              PROSPECTUS SUPPLEMENT

                            European Government Bond

                          SUPPLEMENT DATED MAY 16, 1997
                          Prospectus dated May 1, 1997

SPECIAL MEETING OF SHAREHOLDERS

The Board of Trustees has requested that the following matters be submitted to shareholders of European Government Bond for approval at a Special Meeting of Shareholders to be held on July 30, 1997, to consider the following proposals:

1. To ratify the selection of Coopers & Lybrand LLP as the independent auditors of the Fund for its current fiscal year;

2. To vote on the approval of a Management Agreement with American Century Investment Management, Inc.;

3. To approve the adoption of standardized investment limitations by amending or eliminating certain of the Fund's current fundamental investment limitations;

4. To vote on the approval of a Subadvisory Agreement with J.P. Morgan Investment Management Inc.;

6. To vote on the approval of amendments to the Fund's fundamental investment objective; and

7. To transact such other business which may come before the meeting, although we are not aware of any other items to be considered.

Proposal 5 does not apply to the fund offered by this Prospectus. The record date for the meeting is May 16, 1997. If you own shares of the Fund as of the close of business on that date, you will be entitled to vote at the meeting. Proxy materials containing more information about these proposals are expected to be first sent to shareholders on June 2, 1997. If approved by shareholders, the Management Agreement in Proposal 2, the amendments to the Fund's fundamental investment limitations in Proposal 3 and the Subadvisory Agreement in Proposal 4 would each become effective on August 1, 1997. Proposal 6, the proposed changes to the Fund's investment objective, would become effective on October 1, 1997.

FURTHER INFORMATION ABOUT PROPOSAL 2

The proposed Management Agreement with American Century Investment Management, Inc. ("ACIM") is substantially different from the Fund's current Advisory Agreement with Benham Management Corporation ("BMC"). The most important change is a difference in the way management fees are calculated under the proposed agreement. Rather than paying separate investment advisory fees, transfer agency fees, and operating costs, it is proposed that the Fund pays one "unified" fee which would cover not just the investment advisory fee, but nearly all expenses of the Fund. The expenses covered under the unified fee would include fees for administrative services, transfer agency services, custodian fees, printing and mailing costs for shareholder materials and shareholder meeting expenses, all of which are charged to the Fund under the current arrangements with BMC. While the fees paid under the proposed Management Agreement are not directly comparable to those of the Fund's current agreements with its service providers, the effect of the proposed Management Agreement would have been a net decrease in total expenses paid by all of the American Century funds as a group if the proposed Management Agreement had been in effect during the 12 months ended December 31, 1996. If the proposed Management Agreement had been in effect during such period, the total expense ratio of the Fund would have been higher. However, the total expense ratio of the Fund under the proposed Management Agreement is lower than the maximum total expense ratio payable under the current Advisory Agreement.

If the proposed Management Agreement is approved, the investment management of the Fund will not change in any way. Certain employees of ACIM currently provide investment management services to the Funds through an arrangement with BMC by which certain employees of BMC also provide investment management services to funds managed by ACIM. If the proposed Management Agreement is approved, ACIM intends to consolidate the investment management capabilities of the two advisors in ACIM. The same investment teams that currently manage the Fund will continue under the proposed Management Agreement with ACIM.

The table below depicts the effect of the proposed Management Agreement on the Fund for the 12 month period ended December 31, 1996:

After Expense Reimbursements
----------------------------------------------------------------------
   Management Fee           Other Expenses          Total Expenses
  Current   Proposed      Current   Proposed     Current    Proposed
----------------------------------------------------------------------
   0.43%      0.85%        0.41%      0.02%        0.84%      0.87%
----------------------------------------------------------------------

Absent the effect of voluntary fee waivers and contractual expense limitations, the management fee, other expenses and total expenses of European Government Bond under the current Advisory Agreement would have been, respectively: 0.43%, 0.46% and 0.89%.

FURTHER INFORMATION ABOUT PROPOSAL 3

Currently the Fund has fundamental investment restrictions which vary from the funds within the American Century family of mutual funds. The Fund also has investment restrictions which reflect legal and other requirements which are no longer applicable to the Fund. In the interests of efficiency in Fund management and compliance, we have analyzed the fundamental investment limitations and policies in an effort to formulate a standard set of policies for all American Century funds which reflect current industry practice and will allow the Fund to respond to changes in regulatory and industry practice without the expense and delay of a shareholder vote. It should be noted that the adoption of the proposed changes is not expected to substantially affect the way the Fund is managed.

FURTHER INFORMATION ABOUT PROPOSAL 4

J.P. Morgan Investment Management, Inc. ("JPMIM") is the Subadvisor European Government Bond and has served as such since its inception. If Proposal 2 is approved, a replacement Subadvisory Agreement with JPMIM will be necessary to permit JPMIM to continue in its role as Subadvisor. The proposed Subadvisory Agreement between JPMIM and ACIM is designed to continue JPMIM's appointment as Subadvisor with no substantive changes. This proposal, if approved, would not result in a fee increase.

FURTHER INFORMATION ABOUT PROPOSAL 6

Changes in the markets in which European Government Bond invests have made changes advisable for the Fund to effectively pursue its investment objective. The amendment would allow the Fund to broaden its investment universe to include high quality foreign debt securities (rated "AA" or the equivalent) from all countries (except the United States) that satisfy its credit quality standards. This is a response to changes in the market for European government debt securities, particularly the prospect of currency unification in Europe.

The change would substantially transform the Fund into an international bond fund. If the Proposal is approved, the Fund would change its name to "Benham International Bond Fund" on October 1, 1997, and begin to invest in accordance with the new investment objective.

                         P.O. Box 419200               [american century logo]
                         Kansas City, Missouri               American
                         64141-6200                         Century(sm)
                         1-800-345-2021 or 816-531-5575

SH-SPL-8736 9705

                          AMERICAN CENTURY MUTUAL FUNDS

                              PROSPECTUS SUPPLEMENT

                             Limited-Term Tax-Exempt
                          Intermediate-Term Tax-Exempt
                              Long-Term Tax-Exempt

                          SUPPLEMENT DATED MAY 16, 1997
                         Prospectus dated March 1, 1997

The Board of Directors of the funds offered by this Prospectus has unanimously agreed to enter into an Agreement and Plan of Reorganization with the American Century Government Income Trust. The Agreement provides for the consolidation of these funds with other American Century funds that have similar investment objectives and policies. The Limited-Term Tax-Exempt Fund would transfer its assets to the Limited-Term Tax-Free Fund. The Intermediate-Term Tax-Exempt Fund would transfer its assets to the Intermediate-Term Tax-Free Fund and the Long-Term Tax-Exempt Fund would transfer its assets to the Long-Term Tax-Free Fund. The proposed consolidation of funds will not decrease the dollar value of any shareholder's account. The fund combinations are contingent upon shareholder approval.

The Board of Directors has requested that the Agreement be submitted to shareholders for approval at a Special Meeting of Shareholders to be held on July 30, 1997. The record date for the meeting is May 16, 1997. If you own shares of the Limited-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund or Long-Term Tax Exempt Fund as of the close of business on that date, you will be entitled to vote on the reorganization at that meeting. Proxy materials containing more information about the proposed reorganizations are expected to be first sent to shareholders on June 2, 1997. If the reorganization is approved, it is expected to occur on September 2, 1997. A decision regarding an investment in these funds should be made in light of these proposed reorganizations.

                            [american century logo]
                                    American
                                  Century(sm)
               P.O. Box 419200 o Kansas City, Missouri 64141-6200
                          Person-to-person assistance:
                         1-800-345-2021 or 816-531-5575
                             www.americancentury.com
                   American Century Investment Services, Inc.
                  (C) 1997 American Century Services Corporation

SH-SPL-8436     9705